Zevenbergen Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Common Stocks - 99.8%	Shares	Value
Consumer Discretionary - 43.3%
Airbnb, Inc. - Class A (a)	19,000	$2,409,390
Amazon.com, Inc. (a)	31,425	5,855,420
e.l.f. Beauty, Inc. (a)	27,300	2,976,519
MercadoLibre, Inc. (a)	4,425	9,079,922
Netflix, Inc. (a)	5,150	3,652,741
On Holding AG - Class A (a)	42,500	2,131,375
Spotify Technology S.A. (a)	4,700	1,732,091
Tesla, Inc. (a)	35,000	9,157,049
The Trade Desk, Inc. - Class A (a)	69,870	7,661,245
Uber Technologies, Inc. (a)	65,010	4,886,152
Wingstop Inc.	7,370	3,066,510
		52,608,414

Energy - 2.1%
First Solar, Inc. (a)	10,000	2,494,400

Health Care - 9.9%
DexCom, Inc. (a)	15,500	1,039,120
Evolent Health, Inc. - Class A (a)	35,650	1,008,182
Exact Sciences Corporation (a)	63,500	4,325,620
Natera, Inc. (a)	20,300	2,577,085
Repligen Corporation (a)	6,000	892,920
Veeva Systems Inc. - Class A (a)	10,050	2,109,194
		11,952,121

Industrials - 5.5%
Axon Enterprise, Inc. (a)	15,550	6,213,780
Symbotic, Inc. (a)	19,600	478,044
		6,691,824

Real Estate - 2.0%
Zillow Group, Inc. - Class C (a)	37,450	2,391,183

Technology - 37.0%
Advanced Micro Devices, Inc. (a)	25,550	4,192,244
ARM Holdings PLC - ADR (a)	9,550	1,365,746
ASML Holding N.V.	2,000	1,666,500
Cadence Design Systems, Inc. (a)	6,600	1,788,798
CrowdStrike Holdings, Inc. - Class A (a)	9,600	2,692,512
HubSpot, Inc. (a)	2,100	1,116,360
Meta Platforms, Inc. - Class A	8,900	5,094,716
NVIDIA Corporation	84,750	10,292,039
Palo Alto Networks, Inc. (a)	6,950	2,375,510
ServiceNow, Inc. (a)	4,950	4,427,231
Shopify, Inc. - Class A (a)	85,850	6,880,019
Snowflake Inc. - Class A (a)	10,900	1,251,974
Toast, Inc. - Class A (a)	61,450	1,739,650
		44,883,299
Total Common Stocks (Cost $54,257,378)		121,021,241

Short-Term Investments - 0.5%
First American U.S. Treasury Money Market Fund - Class Z, 4.85% (b)	594,892	594,892
Total Short-Term Investments (Cost $594,892)		594,892

Total Investments - 100.3% (Cost $54,852,270)		121,616,133
Liabilities in Excess of Other Assets - (0.3)%		(330,560)
Total Net Assets - 100.0%		$121,285,573

Percentages are stated as a percent of net assets. ADR - American Depositary Receipt PLC - Public Limited Company
(a) Non-income producing security.
(b) The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Zevenbergen Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$121,021,241	$–	$–	$121,021,241
Short-Term Investments	594,892	$–	$–	594,892
Total Investments	$121,616,133	$–	$–	$121,616,133

Refer to the Schedule of Investments for further disaggregation of investment categories.